Benefit Plans And Obligations For Termination Indemnity (Components Of The Plans Net Periodic Pension Cost) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 5,578	$ 7,598	$ 14,926
Interest cost	29,429	16,800	15,741
Expected return on Plans’ assets	(17,825)	(22,678)	(20,892)
Amortization of prior service cost	(1,246)	0	(3)
Amortization of net actuarial loss	$ 0	18,596	16,158
Defined Benefit Plan, Net Periodic Benefit (Cost) Credit, Immediate Recognition of Actuarial Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Other Comprehensive (Income) Loss, Defined Benefit Plan, after Reclassification Adjustment, after Tax
Recognition of net actuarial gain	$ 5,098	0	0
Total net periodic benefit cost	10,838	20,316	25,930
Accumulated benefit obligation	561,350	643,617	$ 912,944
Retiree Medical Plan
Defined Benefit Plan Disclosure [Line Items]
Service cost	86	149
Interest cost	43	38
Amortization of net actuarial loss	(186)	(111)
Total net periodic benefit cost	$ (57)	$ 76